PREPAYMENTS AND DEPOSITS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Prepayments And Deposits
SCHEDULE OF PREPAID EXPENSES AND DEPOSITS

	As of
	June 30, 2023	December 31, 2022

Receivables from sales distributors	$28,219	$43,596
Deposits to suppliers	94,719	147,504
Subtotal	122,938	191,100
Less: Allowance for doubtful accounts	-	-
Total	$122,938	$191,100

	As of December 31,
	2022	2021
Receivables from sales distributors	$43,596	$115,379
Deposits to suppliers	147,504	301,233
Subtotal	191,100	416,612
Less: Provision for doubtful accounts	-	(121,095)
Total	$191,100	$295,517

SCHEDULE OF CHANGES IN ALLOWANCE FOR DOUBTFUL ACCOUNTS

Movements of allowance for doubtful accounts are as follows:

	For the six months ended June 30, 2023	For the year ended December 31, 2022

Beginning balance	$-	$121,095
Addition	-	-
Write off	-	(120,372)
Exchange rate effect	-	(723)
Ending balance	$-	$-

Movements of allowance for doubtful accounts are as follows:

	For the years ended December 31,
	2022	2021
Beginning balance	$121,095	$-
Addition	-	121,514
Write off	(120,372)	-
Exchange rate effect	(723)	(419)
Ending balance	$-	$121,095